Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Details) (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 188,009	$ 100,190	$ 78,280
Financial liabilities	423,436	$ 239,361	$ 202,344
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	35,660
Financial liabilities	335,078
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	34,771
Financial liabilities	274,640
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	889
Financial liabilities	$ 60,438